Borrowings (Details)										1 Months Ended		12 Months Ended
	Feb. 21, 2025 AUD ($)	Feb. 21, 2025 USD ($) $ / shares	May 27, 2024 AUD ($)	Mar. 26, 2024 AUD ($)	Feb. 02, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	May 05, 2023 AUD ($)	May 05, 2023 USD ($)	Feb. 28, 2022 AUD ($) shares	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 AUD ($)	Jun. 30, 2025 USD ($)	Jan. 03, 2023	Jan. 20, 2022 AUD ($)
Borrowings (Details) [Line Items]
Percentage of loan interest					6.00%		12.00%	12.00%								12.00%
Issued ordinary shares (in Shares) | shares									63,807
Ordinary shares issued, value (in Dollars)												$ 33,945,869		$ 26,608,227
Loans initially at fair value (in Dollars)														1,119,542
Issuance of convertible notes										$ 1,004,889			$ 432,115
Unsecured convertible notes redeemable (in Dollars)								$ 1
Conversion discount rate							12.00%	12.00%
Convertible note, funds received (in Dollars)						$ 432,115
Accrued interest (in Dollars)						$ 169,343
Convertible note face value					$ 1					150,000	$ 25,000
Board approved amount (in Dollars)										$ 1,000,000
Convertible note offering raising (in Dollars)				$ 357,338
Percentage of conversion discount												22.00%	22.00%
Derivative financial liabilities (in Dollars)															$ 1,572,145
Convertible notes gain (in Dollars)												$ 301,052	$ 499,609
Adjustment of the convertible notes (in Dollars)													$ 301,052
May 2023 Convertible Note [Member]
Borrowings (Details) [Line Items]
Issuance of convertible notes							$ 1,000,000
February 2024 Convertible Note [Member]
Borrowings (Details) [Line Items]
Issuance of convertible notes					$ 400,000
May 2024 Convertible Notes [Member]
Borrowings (Details) [Line Items]
Percentage of loan interest			6.00%
Issuance of convertible notes														$ 250,000
Convertible note face value			$ 1
February 2025 Convertible Note [Member]
Borrowings (Details) [Line Items]
Percentage of loan interest		20.00%
Issuance of convertible notes	$ 1,500,000
Convertible note face value	1
Conversion price (in Dollars per share) | $ / shares		$ 2
Convertible amounts	$ 580,000	$ 377,000
October 2024 Convertible Notes [Member]
Borrowings (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares													$ 4.46
Risk free rate												4.29%	4.29%
Term												1.17	1.17
Volatility												79.00%	79.00%
February 2025 Convertible Notes [Member]
Borrowings (Details) [Line Items]
Risk free rate												4.09%	4.09%
February 2025 Convertible Notes [Member] | Bottom of range [member]
Borrowings (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares													$ 1.61
Term												1	1
Volatility												85.00%	85.00%
February 2025 Convertible Notes [Member] | Top of range [member]
Borrowings (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares													$ 2.91
Risk free rate												3.92%	3.92%
Term												1.13	1.13
Volatility												86.00%	86.00%
2025 Convertible Note [Member] | Bottom of range [member]
Borrowings (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares													$ 2.1
Risk free rate												4.02%	4.02%
Term												0.82	0.82
Volatility												82.00%	82.00%
2025 Convertible Note [Member] | Top of range [member]
Borrowings (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares													$ 3.84
Risk free rate												4.25%	4.25%
Term												0.98	0.98
Volatility												85.00%	85.00%
Convertible Notes [Member]
Borrowings (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares													$ 2.65
Risk free rate												4.29%	4.29%
Convertible Notes [Member] | Bottom of range [member]
Borrowings (Details) [Line Items]
Term												0.5	0.5
Volatility												86.00%	86.00%
Convertible Notes [Member] | Top of range [member]
Borrowings (Details) [Line Items]
Term												1	1
Volatility												89.00%	89.00%
Loan from associated entities [Member]
Borrowings (Details) [Line Items]
Loans maturity term														5 years
Percentage of loan interest														0.50%
Shareholder Loans [Member]
Borrowings (Details) [Line Items]
Percentage of loan interest																	12.00%
Unsecured loan received, value (in Dollars)																	$ 1,493,445
Ordinary shares issued, value (in Dollars)									$ 373,903
Foreign Countries [Member]
Borrowings (Details) [Line Items]
Issuance of convertible notes			$ 1,000,000